                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: July 31

Date of reporting period: July 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA
SHORT-TERM CASH FUND
(FORMERLY KNOWN AS RIVERSOURCE SHORT-TERM CASH FUND)

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
JULY 31, 2010

COLUMBIA SHORT-TERM CASH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

 Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    4

Portfolio of Investments...........    5

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   21

Notes to Financial Statements......   22

Report of Independent Registered
  Public Accounting Firm...........   29

Federal Income Tax Information.....   31

Board Members and Officers.........   32

Approval of Investment Management
  Services Agreement...............   38

Proxy Voting.......................   41



 Note: Effective September 27, 2010, the Fund has been renamed. While this report covers the fiscal period ended July 31, 2010, which is prior to the name change, the Fund's new name has been reflected throughout.

SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.



--------------------------------------------------------------------------------
2  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

PORTFOLIO BREAKDOWN(1) (at July 31, 2010)
---------------------------------------------------------------------

Certificates of Deposit                     6.2%
------------------------------------------------
Commercial Paper                           31.7%
------------------------------------------------
Repurchase Agreements                       7.7%
------------------------------------------------
U.S. Government Agencies                   36.3%
------------------------------------------------
U.S. Government-Insured Debt(2)            18.1%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.


--------------------------------------------------------------------------------
                          COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  3

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2010  JULY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Actual(b)                           $1,000       $1,001.20        $0.00(c)      0.00%(c)
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,024.93        $0.00(c)      0.00%(c)
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return of 0.12% for the six months ended July 31, 2010.
(c) Rounds to less than $0.01.


--------------------------------------------------------------------------------
4  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (36.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)


Federal Home Loan Bank Discount Notes
 08-04-10                            0.150%         $101,800,000(e)      $101,797,964
 08-06-10                            0.150            50,000,000(e)        49,998,542
 08-13-10                            0.120            35,000,000(e)        34,998,357
 06-21-11                            0.750            30,000,000(e)        30,000,000
Federal Home Loan Mortgage Corp. Discount Notes
 08-04-10                            0.150            67,000,000           66,998,660
 08-10-10                            0.380            35,000,000(b)        35,000,000
Federal National Mortgage Association Discount Notes
 08-02-10                            0.070           100,000,000(e)        99,999,444
U.S. Treasury Bills
 08-05-10                            0.070            40,000,000(e)        39,999,556
 08-19-10                            0.100            25,000,000(e)        24,998,654
 08-26-10                            0.150           150,000,000(e)       149,983,678
 09-09-10                            0.140           200,000,000(e)       199,967,778
 09-16-10                            0.150           100,000,000(e)        99,979,633
 09-23-10                            0.160           150,000,000(e)       149,964,563
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,083,686,829)                                                 $1,083,686,829
-------------------------------------------------------------------------------------



U.S. GOVERNMENT-INSURED DEBT (18.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Straight-A Funding LLC
 U.S. Treasury Government Guaranty(d)
 08-09-10                            0.370%          $50,000,000(c)       $49,995,000
 08-10-10                            0.310            47,500,000(c)        47,495,514
 08-11-10                            0.290            25,000,000(c)        24,997,632
 08-18-10                            0.230            25,000,000(c)        24,997,000
 08-20-10                            0.230            64,026,000(c)        64,017,463
 09-02-10                            0.410            60,175,000(c)        60,151,833
 09-08-10                            0.410            50,000,000(c)        49,977,792
 09-21-10                            0.310            30,100,000(c)        30,086,522
 09-21-10                            0.340            50,000,000(c)        49,975,444
 09-22-10                            0.280            26,262,000           26,251,174
 09-22-10                            0.320            30,000,000(c)        29,985,867
 10-05-10                            0.340            26,000,000(c)        25,983,793
 10-06-10                            0.330            30,000,000(c)        29,981,575
 10-12-10                            0.350            24,645,000(c)        24,627,509
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT-INSURED DEBT
(Cost: $538,524,118)                                                     $538,524,118
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (6.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Citibank NA
 08-02-10                            0.210%          $91,900,000          $91,900,000
Royal Bank of Canada
 08-02-10                            0.180            92,000,000           92,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $183,900,000)                                                     $183,900,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (31.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (19.8%)
Amsterdam Funding Corp.
 08-02-10                            0.300%          $50,000,000          $49,998,750
Argento Variable Funding Co. LLC
 08-02-10                            0.210            30,000,000           29,999,483
Bryant Park Funding LLC
 08-09-10                            0.280            32,677,000           32,674,468
 08-16-10                            0.290            50,000,000           49,993,333
Falcon Asset Securitization Co. LLC
 08-11-10                            0.260            50,000,000           49,995,722


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  5

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (CONT.)
FCAR Owner Trust Series I
 08-16-10                            0.290%          $45,000,000          $44,994,000
 08-17-10                            0.340            30,000,000           29,995,042
 08-18-10                            0.310            25,000,000           24,996,000
Regency Markets No. 1 LLC
 08-12-10                            0.330            49,409,000(c)        49,403,236
Salisbury Receivables Co. LLC
 08-03-10                            0.320            50,000,000(c)        49,998,250
 08-30-10                            0.260            45,000,000(c)        44,989,875
Sheffield Receivables Corp.
 08-16-10                            0.380            45,000,000(c)        44,992,000
Thunder Bay Funding LLC
 08-16-10                            0.270            37,142,000           37,137,378
Windmill Funding Corp.
 08-23-10                            0.460            50,000,000           49,984,985
                                                                      ---------------
Total                                                                     589,152,522
-------------------------------------------------------------------------------------

BANKING (6.7%)
Barclays US Funding LLC
 09-14-10                            0.360            50,000,000           49,977,500
HSBC USA Inc.
 08-13-10                            0.240            50,000,000           49,995,486
 08-27-10                            0.230            50,000,000           49,991,000
Westpac Banking Corp.
 08-30-10                            0.300            50,000,000           49,987,083
                                                                      ---------------
Total                                                                     199,951,069
-------------------------------------------------------------------------------------

LIFE INSURANCE (5.3%)
MetLife Short Term Funding LLC
 08-12-10                            0.330            45,000,000           44,994,749
 08-20-10                            0.320            34,000,000(c)        33,993,767
 09-10-10                            0.350            20,000,000           19,992,028
New York Life Capital Corp.
 09-07-10                            0.310            44,133,000(c)        44,118,559
 09-13-10                            0.300            15,000,000(c)        14,994,500
                                                                      ---------------
Total                                                                     158,093,603
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $947,197,194)                                                     $947,197,194
-------------------------------------------------------------------------------------



REPURCHASE AGREEMENTS (7.7%)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
Barclays Bank PLC
 dated 07-30-10, matures 08-02-10, repurchase price $140,002,450 (collateralized by:
 U.S. Treasury total market value $140,000,041)
                                     2.375%         $140,000,000         $140,000,000
Morgan Stanley & Co.
 dated 07-30-10, matures 08-02-10, repurchase price $90,001,425 (collateralized by:
 U.S. Treasury Inflation-Indexed Bonds total market value $90,000,110)
                                     2.375            90,000,000           90,000,000
-------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $230,000,000)                                                     $230,000,000
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (5.2%)
Amsterdam Funding Corp.
 08-16-10                            0.450%          $16,988,100          $16,988,100
Antalis US Funding Corp.
 08-17-10                            0.380            10,856,676           10,856,676
 10-12-10                            0.571             4,993,033            4,993,033
Argento Variable Funding Company LLC
 08-12-10                            0.370             9,996,917            9,996,917
Cancara Asset Securitisation LLC
 08-12-10                            0.330               999,734              999,734
Grampian Funding LLC
 08-09-10                            0.370             4,998,304            4,998,304
LMA Americas LLC
 08-23-10                            0.360             8,997,480            8,997,480
Regency Markets No. 1 LLC
 08-09-10                            0.360             9,996,700            9,996,700
Rheingold Securitization
 10-15-10                            0.621            14,979,075           14,979,075
 10-25-10                            0.621             5,188,855            5,188,855
Royal Park Investments Funding Corp.
 09-22-10                            0.601            14,978,500           14,978,500
 10-06-10                            0.551             1,997,250            1,997,250
Tempo Financial Holdings Corp.
 08-04-10                            0.350             9,999,125            9,999,125


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
6  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Thames Asset Global Securities
 09-20-10                            0.551%          $19,971,278          $19,971,278
Versailles Commercial Paper LLC
 09-17-10                            0.551             9,990,375            9,990,375
Windmill Funding Corp.
 09-20-10                            0.551             9,985,639            9,985,639
                                                                      ---------------
Total                                                                     154,917,041
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (12.3%)
Banco Popular Caisse d'Epargne
 09-24-10                            0.670             9,982,907            9,982,907
Bank of Tokyo Securities
 10-14-10                            0.550            14,978,946           14,978,946
Banque et Caisse d'Epargne de l'Etat
 08-16-10                            0.400             4,998,223            4,998,223
Barclays Bank PLC
 08-31-10                            0.421            20,000,000           20,000,000
BNP Paribas
 10-15-10                            0.411            16,000,000           16,000,000
BRED Banque Populaire
 09-08-10                            0.600             9,989,677            9,989,677
Credit Agricole
 10-12-10                            0.413            21,000,000           21,000,000
Credit Industrial et Commercial
 08-02-10                            0.460             4,000,000            4,000,000
 08-18-10                            0.680            12,500,000           12,500,000
Deutsche Bank AG
 12-06-10                            0.527            15,000,000           15,000,000
Dexia Credit Local
 08-06-10                            0.650             9,000,077            9,000,077
DZ Bank AG
 08-09-10                            0.470            15,000,000           15,000,000
KBC Bank NV
 08-06-10                            0.450            25,000,000           25,000,000
Landesbank Hessen Thuringen
 08-10-10                            0.440             9,995,968            9,995,968
Lloyds Bank PLC
 10-14-10                            0.520             5,500,000            5,500,000
Macquarie Bank Ltd.
 08-03-10                            0.400            14,998,833           14,998,833
N.V. Bank Nederlandse Gemeenten
 09-13-10                            0.380            10,000,000           10,000,000
Natixis
 09-29-10                            0.490             9,991,568            9,991,568
Norinchukin Bank
 08-25-10                            0.550            10,000,000           10,000,000
 09-21-10                            0.560            20,000,264           20,000,264
 09-28-10                            0.570             5,000,000            5,000,000
 10-12-10                            0.575             5,000,066            5,000,066
NyKredit Bank
 08-06-10                            0.460            10,000,000           10,000,000
Overseas Chinese Banking Corp.
 08-06-10                            0.420             1,500,000            1,500,000
 09-21-10                            0.590            10,000,000           10,000,000
 09-29-10                            0.590            10,000,000           10,000,000
Rabobank Group
 10-27-10                            0.377             7,000,000            7,000,000
 11-03-10                            0.407            15,000,000           15,000,000
Royal Bank of Scotland
 08-09-10                            0.320             5,001,072            5,001,072
Societe Generale
 09-01-10                            0.655            20,000,000           20,000,000
Union Bank of Switzerland
 10-18-10                            0.455             6,000,000            6,000,000
Westpac Banking Corp.
 11-04-10                            0.387            15,000,000           15,000,000
                                                                      ---------------
Total                                                                     367,437,601
-------------------------------------------------------------------------------------


COMMERCIAL PAPER (1.2%)
State Development Bank of NorthRhine-Westphalia
 10-15-10                            0.491             9,987,342            9,987,342
Toyota Motor Credit Corp.
 08-23-10                            0.531            24,964,299           24,964,299
                                                                      ---------------
Total                                                                      34,951,641
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)

REPURCHASE AGREEMENTS (7.4%)(f)
Barclays Capital, Inc.
 dated 03-22-10, matures 08-30-10,
 repurchase price
 $5,001,981                          0.460%           $5,000,000           $5,000,000
Barclays Capital, Inc.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $5,000,129                          0.310             5,000,000            5,000,000
Cantor Fitzgerald & Co.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $54,001,335                         0.230            54,000,300           54,000,300
Citigroup Global Markets, Inc.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $22,500,413                         0.220            22,500,000           22,500,000
Mizuho Securities USA, Inc.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $5,000,100                          0.240             5,000,000            5,000,000
Morgan Stanley
 dated 01-21-10, matures 08-30-10,
 repurchase price
 $25,009,903                         0.460            25,000,000           25,000,000
Morgan Stanley
 dated 02-22-10, matures 08-23-10,
 repurchase price
 $20,007,067                         0.530            20,000,000           20,000,000
Morgan Stanley
 dated 02-23-10, matures 08-23-10,
 repurchase price
 $15,005,300                         0.530            15,000,000           15,000,000
Pershing LLC
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $45,001,163                         0.310            45,000,000           45,000,000
RBS Securities, Inc.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $4,000,120                          0.360             4,000,000            4,000,000
RBS Securities, Inc.
 dated 04-01-10, matures 09-03-10,
 repurchase price
 $15,006,708                         0.460            15,000,000           15,000,000
UBS Securities LLC
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $4,375,094                          0.210             4,375,017            4,375,017
                                                                      ---------------
Total                                                                     219,875,317
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $777,181,600)                                                     $777,181,600
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,760,489,741)(g)                                              $3,760,489,741
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.


--------------------------------------------------------------------------------
8  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(c) Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $794,763,131 or 26.65% of net assets.

(d) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(e) At July 31, 2010, security was partially or fully on loan. See Note 4 to the financial statements.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BARCLAYS CAPITAL, INC. (0.460%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Banc of America Commercial Mortgage Inc            $645,360
Bear Stearns Commercial Mortgage Securities         352,577
Credit Suisse Mortgage Capital Certificates         540,777
Granite Master Issuer PLC                         1,573,366
JP Morgan Chase Commercial Mortgage
  Securities Corp                                   269,551
LB Commercial Conduit Mortgage Trust                421,173
Merrill Lynch Mortgage Trust                        264,792
Paragon Mortgages PLC                               812,939
Wachovia Bank Commercial Mortgage Trust             369,465
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------


BARCLAYS CAPITAL, INC. (0.310%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Rabobank Nederland                               $5,250,000
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------


CANTOR FITZGERALD & CO. (0.230%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                            $1,224
Fannie Mae Grantor Trust                             11,107
Fannie Mae Interest Strip                           610,740


--------------------------------------------------------------------------------
                          COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.230%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $5,701,362
Fannie Mae Principal Strip                           51,970
Fannie Mae REMICS                                 4,529,796
Fannie Mae Whole Loan                                   726
Federal Farm Credit Bank                          1,165,953
Federal Home Loan Bank Discount Notes             1,198,927
Federal Home Loan Banks                           8,674,501
Federal Home Loan Mortgage Corp                     744,374
Federal National Mortgage Association             1,976,016
FHLMC Structured Pass Through Securities          1,686,410
Freddie Mac Coupon Strips                             3,932
Freddie Mac Discount Notes                          287,886
Freddie Mac Non Gold Pool                         2,505,720
Freddie Mac Reference REMIC                          43,420
Freddie Mac REMICS                                2,720,345
Freddie Mac Strips                                  364,596
Ginnie Mae I Pool                                 3,616,076
Ginnie Mae II Pool                                3,198,370
Government National Mortgage Association          1,075,538
United States Treasury Bill                      11,600,832
United States Treasury Inflation Indexed
  Bonds                                             462,551
United States Treasury Strip Coupon               2,698,026
United States Treasury Strip Principal              149,909
-----------------------------------------------------------
Total market value of collateral securities     $55,080,307
-----------------------------------------------------------


CITIGROUP GLOBAL MARKETS, INC. (0.220%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae REMICS                                $8,081,287
Freddie Mac Reference REMIC                         776,537
Freddie Mac REMICS                               10,894,571
Government National Mortgage Association          3,197,605
-----------------------------------------------------------
Total market value of collateral securities     $22,950,000
-----------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.240%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,817,879
Fannie Mae REMICS                                 1,256,032
Freddie Mac Gold Pool                               661,756
Freddie Mac Non Gold Pool                            27,902
Freddie Mac REMICS                                  836,003


--------------------------------------------------------------------------------
10  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MIZUHO SECURITIES USA, INC. (0.240%)
(CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Ginnie Mae I Pool                                  $499,964
Ginnie Mae II Pool                                      464
-----------------------------------------------------------
Total market value of collateral securities      $5,100,000
-----------------------------------------------------------


MORGAN STANLEY (0.460%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Amstel Funding Corp                              $4,410,181
Argento Variable Fund                             3,628,824
Atlantis One Funding Corp                         2,940,177
Landesbank Hsn-Thurny                             2,940,494
LMA LMA Americas                                  3,388,022
Romulus Funding Corp                              3,767,279
Scaldis Capital Ltd/LLC                           4,098,633
Shell International Finance B.V                   1,076,390
-----------------------------------------------------------
Total market value of collateral securities     $26,250,000
-----------------------------------------------------------


MORGAN STANLEY (0.530%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Banc of America Large Loan Inc                     $404,124
Bear Stearns Commercial Mortgage Securities          93,414
Citigroup Commercial Mortgage Trust                 651,599
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                             725,118
Commercial Mortgage Pass Through Certificates       819,204
Credit Suisse Mortgage Capital Certificates         742,908
Credit Suisse/Morgan Stanley Commercial
  Mortgage Certificate                              172,951
Federal National Mortgage Association               390,966
GE Capital Commercial Mortgage Corp                  21,706
Ginnie Mae I Pool                                 1,026,234
Ginnie Mae II Pool                                4,153,793
Greenwich Capital Commercial Funding Corp            37,989
GS Mortgage Securities Corp II                    1,544,183
JP Morgan Chase Commercial Mortgage
  Securities Corp                                   751,057
LB-UBS Commercial Mortgage Trust                  1,295,484
Merrill Lynch Floating Trust                        219,198
Merrill Lynch Mortgage Trust                        593,156
Morgan Stanley Capital I                          1,090,757
Morgan Stanley Dean Witter Capital I                  3,307
United States Treasury Note/Bond                  2,221,391
Wachovia Bank Commercial Mortgage Trust           3,812,273
-----------------------------------------------------------
Total market value of collateral securities     $20,770,812
-----------------------------------------------------------




--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.530%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Banc of America Large Loan Inc                     $303,093
Bear Stearns Commercial Mortgage Securities          70,061
Citigroup Commercial Mortgage Trust                 488,699
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                             543,839
Commercial Mortgage Pass Through Certificates       614,403
Credit Suisse Mortgage Capital Certificates         557,181
Credit Suisse/Morgan Stanley Commercial
  Mortgage Certificate                              129,713
Federal National Mortgage Association               293,225
GE Capital Commercial Mortgage Corp                  16,279
Ginnie Mae I Pool                                   769,676
Ginnie Mae II Pool                                3,115,345
Greenwich Capital Commercial Funding Corp            28,492
GS Mortgage Securities Corp II                    1,158,137
JP Morgan Chase Commercial Mortgage
  Securities Corp                                   563,292
LB-UBS Commercial Mortgage Trust                    971,613
Merrill Lynch Floating Trust                        164,398
Merrill Lynch Mortgage Trust                        444,867
Morgan Stanley Capital I                            818,068
Morgan Stanley Dean Witter Capital I                  2,480
United States Treasury Note/Bond                  1,666,043
Wachovia Bank Commercial Mortgage Trust           2,859,205
-----------------------------------------------------------
Total market value of collateral securities     $15,578,109
-----------------------------------------------------------


PERSHING LLC (0.310%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Benchmark REMIC                         $116,820
Fannie Mae Pool                                  18,536,391
Fannie Mae REMICS                                 1,750,710
Federal Farm Credit Bank                            157,797
Federal Home Loan Banks                             478,487
Federal Home Loan Mortgage Corp                      31,096
Federal National Mortgage Association                 3,043
Freddie Mac Gold Pool                             4,985,140
Freddie Mac Non Gold Pool                           556,976
Freddie Mac REMICS                                1,616,092
Ginnie Mae I Pool                                 1,009,778
Ginnie Mae II Pool                                2,030,640
Government National Mortgage Association            526,057
United States Treasury Inflation Indexed
  Bonds                                             924,907
United States Treasury Note/Bond                  9,575,322


--------------------------------------------------------------------------------
12  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.310%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Strip Coupon              $1,312,809
United States Treasury Strip Principal            2,287,935
-----------------------------------------------------------
Total market value of collateral securities     $45,900,000
-----------------------------------------------------------


RBS SECURITIES, INC. (0.360%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Accredited Mortgage Loan Trust                      $45,895
American Express Credit Account Master Trust         20,525
American Express Issuance Trust                       3,201
AmeriCredit Automobile Receivables Trust              1,260
Ameriquest Mortgage Securities Inc                  308,401
Avery Point CLO Ltd                                  15,263
BA Credit Card Trust                                180,148
Banc of America Commercial Mortgage Inc              92,200
Bank of America Auto Trust                          269,800
Bear Stearns Asset Backed Securities Trust           36,217
Capital Auto Receivables Asset Trust                  2,428
Capital One Multi-Asset Execution Trust              48,112
Capital One Prime Auto Receivables Trust             18,479
CarMax Auto Owner Trust                              22,517
Chase Issuance Trust                                  1,435
Citibank Credit Card Issuance Trust                 158,450
Citigroup Commercial Mortgage Trust                  64,712
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                                 583
CNH Equipment Trust                                   4,508
Commercial Mortgage Pass Through Certificates        20,999
Countrywide Asset-Backed Certificates               178,780
Credit-Based Asset Servicing and
  Securitization LLC                                150,040
First Franklin Mortgage Loan Asset Backed
  Certificates                                      157,910
Ford Credit Auto Owner Trust                          3,037
Franklin Auto Trust                                   2,156
Goal Capital Funding Trust                           24,992
Goldman Sachs Specialty Lending CLO-I Ltd           134,980
Greenwich Capital Commercial Funding Corp           298,738
GS Mortgage Securities Corp II                      411,883
Household Automotive Trust                            1,312
John Deere Owner Trust                                2,424
JP Morgan Chase Commercial Mortgage
  Securities Corp                                     7,811
Keycorp Student Loan Trust                           28,829
Marriott Vacation Club Owner Trust                   26,657
Massachusetts Educational Financing Authority        64,853
Morgan Stanley Capital I                              6,118
Nelnet Student Loan Trust                           480,058


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



RBS SECURITIES, INC. (0.360%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Nissan Auto Lease Trust                             $11,232
Nissan Auto Receivables Owner Trust                  11,463
Nordstrom Private Label Credit Card Master
  Note Trust                                         15,490
Peco Energy Transition Trust                          4,968
SLM Student Loan Trust                              202,944
SMS Student Loan Trust                                3,258
Terwin Mortgage Trust                               102,709
Volkswagen Auto Lease Trust                         331,212
Wachovia Bank Commercial Mortgage Trust              17,040
Wachovia Student Loan Trust                          37,735
World Omni Auto Receivables Trust                   166,306
-----------------------------------------------------------
Total market value of collateral securities      $4,200,068
-----------------------------------------------------------


RBS SECURITIES, INC. (0.460%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
280 Funding Corp                                   $642,146
AH Mortgage Advance Trust                           232,098
American Home Mortgage Investment Trust             347,642
Banc of America Commercial Mortgage Inc             459,839
Banc of America Large Loan Inc                      909,415
Bear Stearns Commercial Mortgage Securities         326,822
Bella Vista Mortgage Trust                           16,002
CC Mortgage Funding Corp                             97,191
Commercial Mortgage Pass Through Certificates        17,252
Countrywide Home Loan Mortgage Pass Through
  Trust                                              42,193
Credit Suisse First Boston Mortgage
  Securities Corp                                   219,760
Credit Suisse Mortgage Capital Certificates         303,413
First Horizon Alternative Mortgage Securities        18,200
First Republic Mortgage Loan Trust                  351,275
Ford Credit Floorplan Master Owner Trust            619,650
GE Dealer Floorplan Master Note Trust                60,093
Greenwich Capital Commercial Funding Corp           438,418
GS Mortgage Securities Corp II                      656,253
Harborview Mortgage Loan Trust                       66,120
Harley-Davidson Motorcycle Trust                     40,874
JP Morgan Chase Commercial Mortgage
  Securities Corp                                 1,400,412
LB-UBS Commercial Mortgage Trust                  1,308,920
Leafs CDO I Ltd                                     348,703
MLCC Mortgage Investors Inc                           1,769
Morgan Stanley Capital I                            647,343
MortgageIT Trust                                     30,776
Oak Hill Credit Partners                             33,223


--------------------------------------------------------------------------------
14  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



RBS SECURITIES, INC. (0.460%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Sequoia Mortgage Trust                               $2,075
Wachovia Bank Commercial Mortgage Trust           5,526,892
WaMu Mortgage Pass Through Certificates             559,853
Wells Fargo Mortgage Backed Securities Trust         25,409
-----------------------------------------------------------
Total market value of collateral securities     $15,750,031
-----------------------------------------------------------


UBS SECURITIES LLC (0.210%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Interest Strip                          $994,273
Fannie Mae Principal Strip                          189,921
Federal Farm Credit Bank                            526,840
Federal Home Loan Mortgage Corp                   1,866,772
Freddie Mac Strips                                  884,723
-----------------------------------------------------------
Total market value of collateral securities      $4,462,529
-----------------------------------------------------------



(g) Also represents the cost of securities for federal income tax purposes at July 31, 2010.



--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
16  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                FAIR VALUE AT JULY 31, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)             IDENTICAL ASSETS       INPUTS(b)         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                      $--          $1,083,686,829         $--        $1,083,686,829
  U.S. Government-
    Insured Debt                   --             538,524,118          --           538,524,118
  Certificates of
    Deposit                        --             183,900,000          --           183,900,000
  Commercial Paper                 --             947,197,194          --           947,197,194
  Repurchase Agreements            --             230,000,000          --           230,000,000
-----------------------------------------------------------------------------------------------
Total Short-Term
  Securities                       --           2,983,308,141          --         2,983,308,141
-----------------------------------------------------------------------------------------------
Other
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                           --             777,181,600          --           777,181,600
-----------------------------------------------------------------------------------------------
Total Other                        --             777,181,600          --           777,181,600
-----------------------------------------------------------------------------------------------
Total                             $--          $3,760,489,741         $--        $3,760,489,741
-----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2010


ASSETS
Investments, at value*
  Securities (identified cost $2,753,308,141)                      $2,753,308,141
  Repurchase agreements (identified cost $230,000,000)                230,000,000
Investments of cash collateral received for securities on loan
  Short-term securities (identified cost $557,306,283)                557,306,283
  Repurchase agreements (identified cost $219,875,317)                219,875,317
---------------------------------------------------------------------------------
Total investments (identified cost $3,760,489,741)                  3,760,489,741
Cash                                                                       86,925
Accrued interest receivable                                                92,590
---------------------------------------------------------------------------------
Total assets                                                        3,760,669,256
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         775,512
Payable upon return of securities loaned                              777,181,600
Other accrued expenses                                                     46,406
---------------------------------------------------------------------------------
Total liabilities                                                     778,003,518
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $2,982,665,738
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   29,826,804
Additional paid-in capital                                          2,952,853,636
Undistributed net investment income                                         2,611
Accumulated net realized gain (loss)                                      (17,313)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $2,982,665,738
---------------------------------------------------------------------------------
Shares outstanding                                                  2,982,680,440
---------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $         1.00
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  829,579,510
---------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------


YEAR ENDED JULY 31, 2010
INVESTMENT INCOME
Income:
Interest                                                           $6,035,167
Income from securities lending -- net                                 806,986
-----------------------------------------------------------------------------
Total income                                                        6,842,153
-----------------------------------------------------------------------------
Expenses:
Custodian fees                                                         44,758
Shareholder reports and communications                                 11,058
Professional fees                                                      28,135
Professional organization membership dues                               6,427
Commitment fees for bank credit facility                               23,234
-----------------------------------------------------------------------------
Total expenses                                                        113,612
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     6,728,541
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                       4,822
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $6,733,363
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JULY 31,                                                       2010              2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $      6,728,541  $     26,871,635
Net realized gain (loss) on security transactions                        4,822       (39,140,572)
Increase from payments by affiliate (Note 6)                                --        39,122,218
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         6,733,363        26,853,281
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                             (6,726,386)      (26,871,179)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales                                             25,537,736,980    16,234,642,143
Reinvestment of distributions at net asset value                     6,588,211        26,941,738
Payments for redemptions                                       (25,552,156,517)  (16,490,996,879)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (7,831,326)     (229,412,998)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (7,824,349)     (229,430,896)
Net assets at beginning of year                                  2,990,490,087     3,219,920,983
------------------------------------------------------------------------------------------------
Net assets at end of year                                     $  2,982,665,738  $  2,990,490,087
------------------------------------------------------------------------------------------------
Undistributed net investment income                           $          2,611  $            456
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns are not annualized for periods of less than one year.

                                                               YEAR ENDED JULY 31,
                                                   -------------------------------------------
PER SHARE DATA                                      2010        2009        2008       2007(a)
Net asset value, beginning of period                $1.00       $1.00       $1.00        $1.00
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(b)     .009         .04          .04
Net gains (losses) (both realized and
 unrealized)                                          .00(b)    (.011)         --           --
Increase from payments by affiliate                    --        .011          --           --
----------------------------------------------------------------------------------------------
Total from investment operations                      .00(b)     .009         .04          .04
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)   (.009)       (.04)        (.04)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00        $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                         .25%        .92%(c)    4.07%        4.66%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Total expenses                                       .00%(d)     .01%        .01%         .01%(e)
----------------------------------------------------------------------------------------------
Net investment income (loss)                         .23%       1.02%       3.93%        5.37%(e)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,983      $2,990      $3,220       $3,229
----------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Sept. 26, 2006 (when shares became available) to July 31, 2007.
(b) Rounds to less than $0.01 per share.
(c) During the year ended July 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 1.14%.
(d) Rounds to less than 0.01%.
(e) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Columbia Short-Term Cash Fund (the Fund) (formerly known as RiverSource Short-Term Cash Fund) is a series of RiverSource Short Term Investments Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in money market instruments.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended). At July 31, 2010, affiliated funds owned 100% of the Fund's outstanding shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an

--------------------------------------------------------------------------------
22  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES
Under the Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager), subject to the policies set by the Board, provides investment management services. The Fund does not pay the Investment Manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

COMPENSATION OF BOARD MEMBERS
The Fund does not pay compensation to the board members. Compensation and certain other core expenses are paid directly by other funds managed by the Investment Manager that invest in this Fund.

4. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2010, securities valued at $829,579,510 were on loan, secured by U.S. government securities valued at $59,642,198 and by cash collateral of $777,181,600 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $806,986 earned from securities lending for the year ended July 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.


--------------------------------------------------------------------------------
24  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended July 31, 2010.

6. PAYMENTS BY AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $50 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, purchased the total $50 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The amount shown in the Fund's

--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Statement of Changes in Net Assets as payments by affiliate is equal to the difference between the fair value of the Lehman Notes at purchase date and the cash received from Ameriprise Financial.

7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid for the periods indicated was as follows:

YEAR ENDED JULY 31,                         2010         2009
----------------------------------------------------------------
Distributions paid from:
  Ordinary income                        $6,726,386  $26,871,179
  Long-term capital gain                         --           --


At July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income.....................  $778,123
Undistributed accumulated long-term gain..........  $     --
Accumulated realized loss.........................  $(17,313)
Unrealized appreciation (depreciation)............  $     --


For federal income tax purposes, the Fund had a capital loss carry-over of $17,313 at July 31, 2010, that if not offset by capital gains will expire in 2017.

For the year ended July 31, 2010, $4,822 of capital loss carry-over was utilized and/or expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


--------------------------------------------------------------------------------
26  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
28  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
COLUMBIA SHORT-TERM CASH FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Short-Term Cash Fund (the Fund) (formerly RiverSource Short-Term Cash Fund) of the RiverSource Short Term Investment Series, Inc., as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods shown therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)  -----------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Short-Term Cash Fund of the RiverSource Short Term Investment Series, Inc. at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods shown therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 20, 2010


--------------------------------------------------------------------------------
30  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION  ------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................     18.66%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  31

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 76
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      7/11/07               Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
32  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 12/10/08        former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 58
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/11/08        President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 69                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  33

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 50                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611 or contacting your financial intermediary.


--------------------------------------------------------------------------------
34  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 45                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 55                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  35

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 51                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
36  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all Funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment

--------------------------------------------------------------------------------
38  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided

--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund, commonly referred to as a "cash pool fund," is designed to serve as a vehicle for other funds managed by Columbia Management to invest their cash balances as a way to improve their portfolio diversification and returns. Because Columbia Management collects management fees on the funds that invest in the Fund, the Fund does not carry management fees. The Board also noted that the Fund does not carry administrative fees, transfer agency fees or distribution fees.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Fund does not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
40  COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

                                                                 S-6283 F (9/10)


--------------------------------------------------------------------------------
                         COLUMBIA SHORT-TERM CASH FUND -- 2010 ANNUAL REPORT  41

Item 2. Code of Ethics.

     (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

     The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Short Term Investments Series, Inc. were as follows:

                         2010 - $26,487   2009 - $26,431

(b) Audit-Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional audit-related services rendered related to the semiannual financial statement review and the 2010 transfer agent 17Ad-13 review for RiverSource Short Term Investments Series, Inc. were as follows:

                         2010 - $1,866    2009 - $375

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                         2010 - $3,196    2009 - $3,180

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                         2010 - $0        2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                       2010 - $2,116,023  2009 - $826,041

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

        Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
     Exhibit99.CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Short Term Investments Series, Inc.t


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 7, 2010